Investment Securities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	$ 12,346,000,000	$ 0
Cost, available-for-sale securities	248,087,000,000
Fair value, available-for-sale securities	252,007,000,000	235,199,000,000
Fair value, held-to-maturity securities	12,247,000,000	0
Securities of a single issuer (excluding the U.S. Treasury and federal agencies) with a book value exceeding 10% of stockholders' equity	0	0
Gross unrealized losses, investment securities	(5,250,000,000)	(1,054,000,000)
Fair value, investment securities	264,254,000,000	235,199,000,000
Credit impairment losses	(183,000,000)	(256,000,000)	(541,000,000)
Collateralized debt obligations [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	509,000,000	556,000,000
Fair value, available-for-sale securities	693,000,000	644,000,000
Asset-backed Securities Collateralized by Auto Leases or Loans and Cash Reserves [Member]
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	4,300,000,000
Cost, available-for-sale securities	500,000,000	5,900,000,000
Fair value, available-for-sale securities	513,000,000	5,900,000,000
Fair value, held-to-maturity securities	4,300,000,000
Asset-backed Securities Collateralized by Dealer Floorplan Loans [Member]
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	1,700,000,000
Fair value, held-to-maturity securities	1,700,000,000
Mortgage Backed Securities [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	148,052,000,000	125,471,000,000
Fair value, available-for-sale securities	148,791,000,000	133,184,000,000
Federal agencies [Member]
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	6,304,000,000
Cost, available-for-sale securities	119,303,000,000	92,855,000,000
Fair value, available-for-sale securities	117,591,000,000	97,285,000,000
Fair value, held-to-maturity securities	6,205,000,000
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	6,300,000,000
Credit impairment losses	(1,000,000)	0	0
Commercial Mortgage Backed Securities [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	17,689,000,000	18,438,000,000
Fair value, available-for-sale securities	18,747,000,000	19,968,000,000
Credit impairment losses	(53,000,000)	(86,000,000)	(101,000,000)
Expected remaining life of loan losses From	4.00%	3.00%	4.00%
Expected remaining life of loan losses To	15.00%	18.00%	18.00%
Current subordination levels From	0.00%	0.00%	3.00%
Current subordination levels To	21.00%	13.00%	15.00%
Other debt securities
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	6,042,000,000
Cost, available-for-sale securities	9,232,000,000	18,410,000,000
Fair value, available-for-sale securities	9,629,000,000	18,887,000,000
Fair value, held-to-maturity securities	6,042,000,000
Due within 1 year, Contractual maturities, held-to-maturity, cost	200,000,000
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	4,400,000,000
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	1,400,000,000
Credit impairment losses	(26,000,000)	(42,000,000)	(64,000,000)
Securities we intend to sell [Member]
Investment Securities (Textual) [Abstract]
Fair value, investment securities	0	0
Securities we do not intend to sell [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities (Textual) [Abstract]
Credit impairment losses	28,000,000	86,000,000	101,000,000
Investment grade [Member]
Investment Securities (Textual) [Abstract]
Fair value, available-for-sale securities	102,744,000,000
Fair value, held-to-maturity securities	6,153,000,000
Gross unrealized losses, investment securities	(5,008,000,000)	(573,000,000)
Fair value, investment securities	108,897,000,000	18,139,000,000
Investment grade [Member] | Mortgage Backed Securities [Member]
Investment Securities (Textual) [Abstract]
Fair value, available-for-sale securities	71,718,000,000	4,435,000,000
Investment grade [Member] | Federal agencies [Member]
Investment Securities (Textual) [Abstract]
Fair value, available-for-sale securities	68,177,000,000	2,247,000,000
Fair value, held-to-maturity securities	6,153,000,000
Investment grade [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities (Textual) [Abstract]
Fair value, available-for-sale securities	3,364,000,000	2,110,000,000
Investment grade [Member] | Other debt securities
Investment Securities (Textual) [Abstract]
Fair value, available-for-sale securities	1,874,000,000	3,034,000,000
Fair value, held-to-maturity securities	0
Unrated investment grade securities [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized losses, investment securities	18,000,000	19,000,000
Fair value, investment securities	$ 1,900,000,000	$ 2,000,000,000